Financial Risk Management - Analysis of financial instruments (Details) - Currency risks - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
USD
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	(10.00%)	(10.00%)	(10.00%)
Variance in equity from strengthening in rate	€ 13,834	€ 16,699	€ 31,007
Variance in equity from weakening in rate	(13,834)	(16,699)	(31,007)
Variance in profit and loss from strengthening in rate	13,834	16,699	31,007
Variance in profit and loss from weakening in rate	€ (13,834)	€ (16,699)	€ (31,007)
GBP
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	(10.00%)	(10.00%)	(10.00%)
Variance in equity from strengthening in rate	€ 2,994	€ 5,278	€ 3,967
Variance in equity from weakening in rate	(2,994)	(5,278)	(3,967)
Variance in profit and loss from strengthening in rate	2,994	5,278	3,967
Variance in profit and loss from weakening in rate	€ (2,994)	€ (5,278)	€ (3,967)
EUR
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	(10.00%)	(10.00%)	(10.00%)
Variance in equity from strengthening in rate	€ 16,828	€ 21,977	€ 34,974
Variance in equity from weakening in rate	(16,828)	(21,977)	(34,974)
Variance in profit and loss from strengthening in rate	16,828	21,977	34,974
Variance in profit and loss from weakening in rate	€ (16,828)	€ (21,977)	€ (34,974)